Fair Value Measurements (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair value, asset (liability)	$ (8,609)	$ (6,665)
Fair Value, Inputs, Level 2 [Member]
Fair value, asset (liability)	(891)	326
Fair Value, Inputs, Level 3 [Member]
Fair value, asset (liability)	(7,718)	(6,991)
Foreign Exchange Future [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets	383	866
Derivative liabilities	(2,097)	(432)
Foreign Exchange Future [Member] | Designated as Hedging Instrument [Member]
Derivative assets	823	23
Derivative liabilities		(131)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets	383	866
Derivative liabilities	(2,097)	(432)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative assets	$ 823	23
Derivative liabilities		$ (131)
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Derivative assets
Derivative liabilities
Foreign Exchange Future [Member] | Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative assets
Derivative liabilities
Obligations in connection with acquisitions [Member]
Derivative liabilities	$ (7,718)	$ (6,991)
Obligations in connection with acquisitions [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative assets
Derivative liabilities
Obligations in connection with acquisitions [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ (7,718)	$ (6,991)